Robert H. Cohen, Esq.
212-801-6907
cohenr@gtlaw.com

August 6, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attn:	Jeffrey P. Riedler
Michael Rosenthall

	Re:	Bionovo, Inc.
Registration Statement on Form S-3
Filed July 16, 2008
File No. 333-140607

Gentlemen:

          On behalf of Bionovo, Inc., a Delaware corporation (the "Registrant"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 101(a)(1)(i) of Regulation S-T under the Commission’s Electronic Data Gathering and Retrieval System, one complete copy of Amendment No. 3 to the Registrant’s Registration Statement on Form SB-2 on Form S-3 (“Amendment No. 3”) for the registration under the Securities Act of shares of common stock, $0.0001 par value per share (the “Common Stock”), of the Registrant, including one complete copy of the exhibits listed as filed therewith (the "Registration Statement").

          Amendment No. 3 responds to the comment heretofore received from the Commission’s staff (the “staff”) by a letter dated July 24, 2008 (the “Comment Letter”) with respect to the Registration Statement. In addition, Amendment No. 3 includes a correction to information previously provided regarding the number of participants enrolled in the Registrant’s Phase II trial for its lead drug candidate, MF101 and the shares owned by one selling stockholder. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.

          For the staff’s convenience, the staff’s comment has been restated below in bold type. For the further convenience of the staff, the Registrant has enclosed marked courtesy copies of Amendment No. 3 reflecting the changes from the initial filing.

Incorporation of Certain Documents by Reference, page 34

1.

Please include in this section your Quarterly Report on Form 10-Q for the quarter ended March 31, 2008, filed with the SEC on May 12, 2008.

In response to the staff’s comment, the Registrant has added its Quarterly Report on Form 10-Q for the quarter ended March 31, 2008, filed with the SEC on May 12, 2008, to the list of documents to be incorporated by reference to the Registration Statement.

*******

          The Registrant hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.

          Should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 3, please do not hesitate to contact the undersigned by telephone at (212) 801-6858.

          Thank you, in advance, for the Staff’s prompt attention to this filing.

Very truly yours,

/s/ Robert H. Cohen
Robert H. Cohen

cc:	Isaac Cohen
Mary Tagliaferri
Thomas C. Chesterman
Andrew H. Abramowitz